Business Combinations - Leiki Oy - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 27, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combinations
Amortization of finite lived intangible asset		$ 4,600	$ 4,400	$ 13,500	$ 13,400	$ 17,900	$ 17,100	$ 15,600
Technology | Minimum
Business Combinations
Estimated useful life						4 years
Technology | Maximum
Business Combinations
Estimated useful life						8 years
Customer relationships | Minimum
Business Combinations
Estimated useful life						5 years
Customer relationships | Maximum
Business Combinations
Estimated useful life						12 years
Leiki Oy
Business Combinations
Cash consideration net of closing adjustments	$ 13,100
Working capital adjustment period	1 year
Cash portion of acquisition payment	$ 13,865
Closing adjustments							200
Consideration held back	4,100
Cash consideration to pay down vested stock options	600
Total consideration	17,797
Deferred consideration paid						$ 2,000	2,000
Deferred consideration payable							2,000	3,900
Amortization of finite lived intangible asset						$ 600	$ 600	0
Deferred tax liabilities	$ 912
Acquisition cost								$ 500
Leiki Oy | Technology
Business Combinations
Estimated useful life	5 years
Leiki Oy | Customer relationships
Business Combinations
Estimated useful life	5 years
Leiki Oy | Tranche one
Business Combinations
Percentage of holdback payments	50.00%
Holdback payments payable period	12 months
Leiki Oy | Tranche two
Business Combinations
Percentage of holdback payments	50.00%
Holdback payments payable period	18 months